Shareholder remuneration system and earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Shareholder remuneration system and earnings per share	Shareholder remuneration system and earnings per share
a)   Shareholder remuneration system
The cash remuneration paid by Banco Santander to its shareholders in the first six months of 2026 and 2025 was as follows:

	30-06-2026			30-06-2025
	% of par value	Euros per share	Amount (EUR million)	% of par value	Euros per share	Amount (EUR million)
Ordinary shares	25.00%	0.125	1,801	22.00%	0.110	1,643
Other shares (without vote, redeemable, etc.)	—	—	—	—	—	—
Total remuneration paid	25.00%	0.125	1,801	22.00%	0.110	1,643
Dividend paid out of profit	25.00%	0.125	1,801	22.00%	0.110	1,643
Dividend paid with a charge to reserves or share premium	—	—	—	—	—	—
Dividend in kind	—	—	—	—	—	—
Flexible payment	—	—	—	—	—	—
At the Board of Directors meeting held on 24 February 2026, it was agreed to pay a complementary dividend in cash against 2025 results of EUR 12.5 cents per share which was paid on 5 May 2026, which was approved by the general meeting of shareholders on 27 March 2026.
Likewise, on 4 February 2026 a second buyback program on account of the 2025 and expected excess capital was launched for a maximum total amount of EUR 5,030 million, of which EUR 1,830 million corresponds to an amount equivalent to 25% of the Group’s underlying profit in the second half of 2025, and the remaining EUR 3,200 million corresponds to 50% of the capital released following completion of the sale of the 49% stake in Santander Bank Polska. A capital reduction resolution approved by the general meeting of shareholders will enable the cancellation of the treasury shares acquired under this second buyback programme.
At the general meeting of shareholders held on 4 April 2025, it was agreed to pay an interim dividend in cash against 2024 results of EUR 11 cents per share agreed by the board of directors on 25 February 2025, which became effective on 2 May 2025. Likewise, on 6 February 2025 a buyback program on account of the 2024 results was started for a maximum amount of EUR 1,587 million, which finalized on June 2025.
b)   Earnings per share from continuing and discontinued operations
i. Basic earnings per share
Basic earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares and contingently convertible perpetual obligations recognised in equity by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares held in the period.
Accordingly:

	30-06-2026	30-06-2025
Profit attributable to the Parent (EUR million)	8,973	6,833
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(318)	(310)
	8,655	6,523
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	1,895	454
Profit or Loss from continuing operations (CCPS net) (EUR million)	6,760	6,069
Weighted average number of shares outstanding	14,458,003,078	14,995,834,683
Basic earnings per share (euros)	0.60	0.43
Of which: from discontinued operations (euros)	0.13	0.03
from continuing operations (euros)	0.47	0.40

ii. Diluted earnings per share
Diluted earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity and of perpetual liabilities contingently amortisable in their case by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, warrants and convertible debt instruments).
Accordingly, diluted earnings per share were determined as follows:

	30-06-2026	30-06-2025
Profit attributable to the Parent (EUR million)	8,973	6,833
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(318)	(310)
	8,655	6,523
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	1,895	454
Profit or Loss from continuing operations (CCPS net) (EUR million)	6,760	6,069
Weighted average number of shares outstanding	14,458,003,078	14,995,834,683
Dilutive effect of options/receipt of shares	82,062,704	81,043,722
Adjusted number of shares	14,540,065,782	15,076,878,405
Diluted earnings per share (euros)	0.60	0.43
Of which: from discontinued operations (euros)	0.13	0.03
from continuing operations (euros)	0.47	0.40